LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Summary of long-term investments

	As of December 31,
	2020	2021
	RMB	RMB
Equity method investments (1)	5,356	—
Available-for-sale debt investments (2)	525,373	—
	530,729	—

(1)
In June 2021, the Group disposed all of its ownership in third-party private companies and realized a gain of RMB494 was recognized under Other income in the consolidated statements of operations during the year ended December 31, 2021. The Group recorded its shares of income in these investments of RMB1,348, RMB63 for the years ended December 31, 2019 and 2020, and shares of loss in these investments of RMB302 for the period up to disposal date during the year ended December 31, 2021.
(2)
The Group did not hold any long-term available-for-sale debt investments as of December 31, 2021.